Discontinued Operations And Other Dispositions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2011	Jan. 31, 2011	Jun. 30, 2009	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2011 Maine [Member]	Dec. 31, 2011 Maine [Member]	Jul. 31, 2011 New York [Member]	Sep. 30, 2011 New York [Member]	Dec. 31, 2011 New York [Member]	May 31, 2011 Missouri [Member]	Dec. 31, 2010 Missouri [Member]	Jan. 31, 2011 Texas [Member]	Dec. 31, 2010 Texas [Member]
Discontinued Operations And Other Dispositions [Line Items]
Proceeds from sale of regulated water operations				$ 1,601	$ 4,106	$ 120		$ 16,911	$ 16,000		$ 42,000			$ 3,225		$ 3,118
Liabilities assumed from sale of regulated water operations									17,500		23,000
Carrying amount of assets										61,350			110,888
Carrying amount of liabilities										44,269			70,610
Number of customers	5,300								16,000		51,000		51,000		3,900		5,300
Deferred tax liabilities										4,008			3,245
Estimated loss on discontinued operations												1,254
Gain on sale of water and wastewater utility system					$ 2,692		$ 1,009									$ 2,452
Percentage of total assets represented by utility system	0.03%	0.07%	0.01%			0.01%	0.02%
Percentage of utility system that has been relinquished								0.40%